Vessels, Drilling Units, Machinery and Equipment - Assets and Liabilities Held for Sale (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 76,414	$ 0	$ 566,242	$ 595,142
Restricted cash	350	15,026
Accounts receivable trade, net	7,528	10,059
Due from related parties (Note 4)	6,674	20,637
Inventories	3,446	3,531
Prepayments and advances	1,158	2,305
Insurance claims	1,071	941
Total assets held for sale	0	216,026
Bank debt	16,811	217,549
Accounts payable	1,179	2,613
Accrued liabilities	3,709	4,955
Deferred revenues	607	725
Total liabilities held for sale	$ 0	104,366
Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		12
Restricted cash		4,920
Accounts receivable trade, net		7
Inventories		384
Prepayments and advances		15
Insurance claims		97
Vessels held for sale		208,099
Total assets held for sale		216,026
Assets held for sale | TMS Bulkers Ltd.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Due from related parties (Note 4)		2,492
Liabilities held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Bank debt		103,680
Accounts payable		1
Accrued liabilities		271
Deferred revenues		414
Total liabilities held for sale		$ 104,366